John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 94.1%		$1,788,043,913
(Cost $1,280,053,105)
Argentina 1.3%		24,033,129
MercadoLibre, Inc. (A)	21,370	24,033,129
Brazil 4.3%		82,485,968
B3 SA - Brasil Bolsa Balcao	1,469,500	17,871,022
Magazine Luiza SA	1,287,500	19,920,086
Notre Dame Intermedica Participacoes SA	1,129,546	14,455,625
Pagseguro Digital, Ltd., Class A (A)	505,232	19,315,019
Raia Drogasil SA	459,200	10,924,216
China 32.8%		623,773,778
Alibaba Group Holding, Ltd., ADR (A)	367,553	92,263,157
Centre Testing International Group Company, Ltd., Class A	3,357,843	11,253,541
China Merchants Bank Company, Ltd., Class A	3,310,573	16,499,122
China Tourism Group Duty Free Corp., Ltd., Class A	908,116	31,644,107
Glodon Company, Ltd., Class A	1,628,096	17,854,482
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,507,961	23,266,489
Hangzhou Tigermed Consulting Company, Ltd., H Shares (A)(B)	94,132	1,214,559
JD.com, Inc., ADR (A)	599,534	38,244,274
Kingdee International Software Group Company, Ltd. (A)	8,995,000	24,878,640
Kweichow Moutai Company, Ltd., Class A	95,931	23,072,147
Li Ning Company, Ltd.	3,913,500	12,614,023
Meituan Dianping, Class B (A)	1,075,600	26,617,334
NARI Technology Company, Ltd., Class A	4,664,567	14,222,072
Ping An Bank Company, Ltd., Class A	14,931,067	28,514,750
Ping An Healthcare and Technology Company, Ltd. (A)(B)	1,812,000	30,962,871
Ping An Insurance Group Company of China, Ltd., H Shares	4,662,500	49,195,104
Proya Cosmetics Company, Ltd., Class A	313,675	8,430,325
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	457,952	22,785,525
TAL Education Group, ADR (A)	298,642	23,344,845
Tencent Holdings, Ltd.	1,465,100	100,503,246
Wuxi Biologics Cayman, Inc. (A)(B)	1,278,500	26,393,165
Hong Kong 8.8%		167,121,546
AIA Group, Ltd.	5,487,400	49,479,575
Budweiser Brewing Company APAC, Ltd. (B)	5,865,600	21,285,105
China Resources Beer Holdings Company, Ltd.	3,848,000	26,758,962
Hong Kong Exchanges & Clearing, Ltd.	798,800	38,033,390
Sun Art Retail Group, Ltd.	9,158,000	12,727,786
Techtronic Industries Company, Ltd.	1,801,000	18,836,728
India 9.1%		172,102,966
Colgate-Palmolive India, Ltd.	513,305	9,749,936
HDFC Bank, Ltd. (A)	2,579,902	35,652,159
Hindustan Unilever, Ltd.	1,124,646	33,177,705
Housing Development Finance Corp., Ltd.	732,047	17,454,344
Reliance Industries, Ltd.	1,917,430	53,102,055
Reliance Industries, Ltd., Partly Paid Up Shares	143,689	2,264,260
UltraTech Cement, Ltd.	375,721	20,702,507
Indonesia 1.8%		35,012,901
Bank Central Asia Tbk PT	16,346,100	35,012,901
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Poland 0.7%		$13,916,374
Dino Polska SA (A)(B)	251,374	13,916,374
Russia 5.8%		109,462,716
LUKOIL PJSC, ADR	500,028	34,236,917
Sberbank of Russia PJSC, ADR (A)	2,222,636	26,493,821
X5 Retail Group NV, GDR	411,166	15,431,048
Yandex NV, Class A (A)	578,744	33,300,930
Singapore 1.6%		29,584,620
Sea, Ltd., ADR (A)	242,100	29,584,620
South Africa 3.9%		74,509,944
Naspers, Ltd., N Shares	409,505	74,509,944
South Korea 9.3%		176,677,830
Hana Financial Group, Inc.	703,751	17,463,732
LG Chem, Ltd.	67,471	32,307,812
LG Household & Health Care, Ltd.	28,697	33,097,081
NAVER Corp.	213,379	54,209,326
SK Hynix, Inc.	565,581	39,599,879
Taiwan 11.2%		213,688,433
ASE Technology Holding Company, Ltd.	10,058,000	25,768,322
eMemory Technology, Inc.	405,000	7,573,075
LandMark Optoelectronics Corp.	2,681,000	24,032,207
MediaTek, Inc.	2,026,000	48,376,952
Taiwan Semiconductor Manufacturing Company, Ltd.	3,877,000	56,424,320
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	460,516	36,330,107
Win Semiconductors Corp.	1,408,000	15,183,450
Thailand 0.3%		5,835,204
Thai Beverage PCL	12,441,400	5,835,204
United Arab Emirates 1.0%		18,284,328
Network International Holdings PLC (A)(B)	3,464,061	18,284,328
United Kingdom 2.2%		41,554,176

Anglo American PLC	1,716,537	41,554,176
Preferred securities 5.1%		$96,245,477
(Cost $56,156,788)
South Korea 5.1%		96,245,477
Samsung Electronics Company, Ltd.	2,304,298	96,245,477

	Yield (%)	Shares	Value
Short-term investments 2.2%			$42,497,491
(Cost $42,497,491)
Short-term funds 2.2%			42,497,491
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.0857(C)	42,497,491	42,497,491

Total investments (Cost $1,378,707,384) 101.4%	$1,926,786,881
Other assets and liabilities, net (1.4%)	(26,214,092)
Total net assets 100.0%	$1,900,572,789

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Information technology	22.6%
Consumer discretionary	18.1%
Financials	17.4%
Communication services	11.6%
Consumer staples	11.2%
Health care	6.3%
Materials	5.0%
Energy	4.7%
Industrials	2.3%
Short-term investments and other	0.8%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Argentina	$24,033,129	$24,033,129	—	—
Brazil	82,485,968	82,485,968	—	—
China	623,773,778	153,852,276	$469,921,502	—
Hong Kong	167,121,546	—	167,121,546	—
India	172,102,966	—	172,102,966	—
Indonesia	35,012,901	—	35,012,901	—
Poland	13,916,374	—	13,916,374	—
Russia	109,462,716	94,031,668	15,431,048	—
Singapore	29,584,620	29,584,620	—	—
South Africa	74,509,944	—	74,509,944	—
South Korea	176,677,830	—	176,677,830	—
Taiwan	213,688,433	36,330,107	177,358,326	—
Thailand	5,835,204	—	5,835,204	—
United Arab Emirates	18,284,328	—	18,284,328	—
United Kingdom	41,554,176	—	41,554,176	—
Preferred securities	96,245,477	—	96,245,477	—
Short-term investments	42,497,491	42,497,491	—	—
Total investments in securities	$1,926,786,881	$462,815,259	$1,463,971,622	—
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For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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